FINANCING AND FINANCIAL INSTRUMENTS - Net Debt (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	$ 2,785	$ 1,885
Long-term debt, net of current portion	10,143	11,789
Cash and cash equivalents including restricted cash	(2,786)
Net debt	10,142	$ 11,059
EUR
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	1,875
Long-term debt, net of current portion	4,831
Cash and cash equivalents including restricted cash	(724)
Net debt	5,982
USD
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	291
Long-term debt, net of current portion	5,044
Cash and cash equivalents including restricted cash	(1,387)
Net debt	3,948
CHF
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	0
Long-term debt, net of current portion	230
Cash and cash equivalents including restricted cash	(1)
Net debt	229
ZAR
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	304
Long-term debt, net of current portion	4
Cash and cash equivalents including restricted cash	(249)
Net debt	59
CAD
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	191
Long-term debt, net of current portion	1
Cash and cash equivalents including restricted cash	(17)
Net debt	175
Other (in USD)
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	124
Long-term debt, net of current portion	33
Cash and cash equivalents including restricted cash	(408)
Net debt	$ (251)